CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Issued capital	$ 32,089,997	$ 18,902,029